Document and Entity Information	Apr. 30, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	METLIFE INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001099219
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-15787
Entity Tax Identification Number	13-4075851
Entity Address, Address Line One	200 Park Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10166-0188
City Area Code	(212)
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	MET
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Non-Cumulative Preferred Stock, Series A, par value $0.01
Trading Symbol	MET PRA
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.625% Non-Cumulative Preferred Stock, Series E
Trading Symbol	MET PRE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.75% Non-Cumulative Preferred Stock, Series F
Trading Symbol	MET PRF
Security Exchange Name	NYSE